Condensed Statements of Combined Consolidated Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
REVENUES
Affiliate	$ 26,353	[1]	$ 5,562	[1]
Third-party	732	[1]	708	[1]
Total Revenues	27,085	[1]	6,270	[1]
COSTS AND EXPENSES
Operating and maintenance expenses	11,245	[1]	10,027	[1]
Depreciation and amortization expenses	2,527	[1]	2,527	[1]
General and administrative expenses	3,427	[1]	1,461	[1]
Loss on asset disposals	236	[1]	25	[1]
Total Costs and Expenses	17,435	[1]	14,040	[1]
OPERATING INCOME (LOSS)	9,650	[1]	(7,770)	[1]
Interest and financing costs, net	(511)	[1]	0	[1]
NET INCOME (LOSS)	9,139	[1]	(7,770)	[1]
Less: Loss attributable to Predecessors	(2,417)	[1]	(7,770)	[1]
Net income attributable to partners	11,556	[1]	0	[1]
Less: General partner's interest in net income	230	[1]	0	[1]
Limited partners' interest in net income	$ 11,326	[1]	$ 0	[1]
Net income per limited partner unit:
Common - basic and diluted	$ 0.37	[1]
Subordinated - basic and diluted	$ 0.37	[1]
Weighted average limited partner units outstanding:
Common units - basic	15,254,890	[1]
Common units - diluted	15,297,023	[1]
Subordinated units - basic and diluted	15,254,890	[1]
Cash distribution per unit	$ 0.3775	[1]

[1]	Adjusted to include the historical results of the Martinez Crude Oil Marine Terminal. See Notes A and B for further discussion.